Derivatives - Notional amounts of derivatives (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2021	Dec. 31, 2020
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		₩ 324,782,979	₩ 290,049,318
Trading purpose | Interest Rates Related | Over the counter
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		35,777,179	36,530,081
Trading purpose | Interest Rates Related | Over the counter | Interest Rate Option
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		258,460	324,238
Trading purpose | Interest Rates Related | Over the counter | Interest rate forwards and swaps
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		35,518,719	36,205,843
Trading purpose | Foreign currency related
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		185,630,446	154,733,001
Trading purpose | Foreign currency related | Over the counter
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		184,989,342	153,630,467
Trading purpose | Foreign currency related | Over the counter | Currency forward
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		146,169,864	117,566,233
Trading purpose | Foreign currency related | Over the counter | Currency swap
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		36,548,884	33,562,251
Trading purpose | Foreign currency related | Over the counter | Currency options
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		2,270,594	2,501,983
Trading purpose | Foreign currency related | Exchange traded | Currency futures
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		641,104	1,102,534
Trading purpose | Interest rates related
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		112,024,165	107,470,855
Trading purpose | Interest rates related | Exchange traded
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		76,246,986	70,940,774
Trading purpose | Interest rates related | Exchange traded | Interest rate swap contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	[1]	72,898,275	68,475,400
Trading purpose | Interest rates related | Exchange traded | Interest Rate Option
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		54,890	0
Trading purpose | Interest rates related | Exchange traded | Interest Rate Future
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		3,293,821	2,465,374
Trading purpose | Credit related | Over the counter | Credit Swaps
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		4,737,329	4,536,626
Trading purpose | Equity related
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		7,728,562	9,053,355
Trading purpose | Equity related | Over the counter
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		2,751,819	3,137,347
Trading purpose | Equity related | Over the counter | Equity Swaps And Forwards
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		2,073,995	2,628,661
Trading purpose | Equity related | Over the counter | Equity Options
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		677,824	508,686
Trading purpose | Equity related | Exchange traded
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		4,976,743	5,916,008
Trading purpose | Equity related | Exchange traded | Equity Options
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		3,298,673	4,277,882
Trading purpose | Equity related | Exchange traded | Equity Futures
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		1,678,070	1,638,126
Trading purpose | Commodity related
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		959,980	800,811
Trading purpose | Commodity related | Over the counter
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		801,430	537,351
Trading purpose | Commodity related | Over the counter | Commodity Swaps And Forwards
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		789,930	537,351
Trading purpose | Commodity related | Exchange traded | Commodity Futures And Options
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		158,550	263,460
Trading purpose | Commodity related | Commodity Related | Over the counter | Commodity options
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		11,500	0
Hedging purpose
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		13,702,497	13,454,670
Hedging purpose | Foreign currency related | Currency forward
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		1,279,598	1,281,945
Hedging purpose | Foreign currency related | Currency swap
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		3,726,939	4,328,333
Hedging purpose | Foreign currency related | Interest rate forwards and swaps
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		₩ 8,695,960	₩ 7,844,392

[1]	The notional amounts of derivatives outstanding those will be settled in the ‘Central Counter Party (CCP)’ system.